Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Lab equipment	$4,088	$3,748
Leasehold improvements	1,710	1,710
Computer hardware and software	206	158
Furniture and fixtures	140	140

Total property and equipment, gross	6,144	5,756
Less accumulated depreciation	(4,251)	(3,515)

Total property and equipment, net	$1,893	$2,241

(3) Property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2018	2019
Lab equipment	$3,166	$3,748
Leasehold improvements	1,710	1,710
Computer hardware and software	144	158
Furniture and fixtures	72	140

Total property and equipment, gross	5,092	5,756
Less accumulated depreciation	(2,578)	(3,515)

Total property and equipment, net	$2,514	$2,241